Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
Parties-in-interest are defined under Department of Labor Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer and certain others. During 2025 and 2024, the Plan paid professional fees totaling $220,993 and $210,593, respectively, for the administration of the Plan. Certain Plan expenses relate to investments managed by Principal Financial Group, the Trustee as defined by the Plan, and therefore, these transactions qualify as party-in-interest. Plan expenses are paid in part by revenue credits which are based on an agreement between the Plan sponsor and the Trustee.
Certain Plan investments consist of shares of TFS Financial Corporation. Third Federal is the Plan sponsor, and TFS Financial Corporation is the parent company of the Plan sponsor. Certain Plan investments also consist of balances in Third Federal CD, which is managed by Third Federal. Therefore, these related transactions qualify as party-in-interest transactions.

EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
Parties-in-interest are defined under Department of Labor Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer and certain others. During 2025 and 2024, the Plan paid professional fees totaling $220,993 and $210,593, respectively, for the administration of the Plan. Certain Plan expenses relate to investments managed by Principal Financial Group, the Trustee as defined by the Plan, and therefore, these transactions qualify as party-in-interest. Plan expenses are paid in part by revenue credits which are based on an agreement between the Plan sponsor and the Trustee.
Certain Plan investments consist of shares of TFS Financial Corporation. Third Federal is the Plan sponsor, and TFS Financial Corporation is the parent company of the Plan sponsor. Certain Plan investments also consist of balances in Third Federal CD, which is managed by Third Federal. Therefore, these related transactions qualify as party-in-interest transactions.